Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Summary of provisions
Provisions

(In $ million)	Asset retirement obligations	Restructuring	Workers’ compensation	Other	Total
Balance as of December 31, 2018	45	14	37	27	123
Provisions made	1	17	15	13	46
Provisions used	(4)	(17)	(14)	(6)	(41)
Provisions reversed	—	(2)	—	(1)	(3)
Transfers to liabilities directly associated with assets held for sale	(2)	—	—	(1)	(3)
Other	(1)	(6)	—	(4)	(11)
Balance as of December 31, 2019	39	6	38	28	111
Current	2	6	12	22	42
Non-current	37	—	26	6	69
Total provisions as of December 31, 2019	39	6	38	28	111
Current	5	11	11	16	43
Non-current	40	3	26	11	80
Total provisions as of December 31, 2018	45	14	37	27	123